Investments in and Advances to Unconsolidated Affiliates - Additional Information 1 (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 23, 2015	Jun. 30, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015
Schedule Of Equity Method Investments [Line Items]
Term loan							$ 12,696,753	$ 14,050,605
Senior credit facility term loan A [Member]
Schedule Of Equity Method Investments [Line Items]
Credit facility, maturity date							Dec. 31, 2017
Senior credit facility term loan B [Member]
Schedule Of Equity Method Investments [Line Items]
Credit facility, maturity date							Dec. 31, 2019
Grand Victoria [Member]
Schedule Of Equity Method Investments [Line Items]
Investment impairment charge				$ 29,000	$ 29,000	$ 37,000	$ 17,050	$ 28,789	$ 36,607
Percentage ownership interest		50.00%		50.00%	50.00%	50.00%	50.00%
Grand Victoria [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Equity Method Investments [Line Items]
Estimated fair value		$ 140,000		$ 140,000	$ 140,000	$ 170,000	$ 123,000
Grand Victoria [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted cash flow analysis [Member]
Schedule Of Equity Method Investments [Line Items]
Long-term growth rate (as a percent)		2.00%				2.00%	2.00%
Discount rate (as a percent)		10.50%				11.00%	10.50%
Las Vegas Arena Company, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest							50.00%
Credit facility, maturity date			Oct. 31, 2016
Cash to be contributed towards construction of Arena							$ 175,000
Las Vegas Arena Company, LLC [Member] | Amendment Option [Member]
Schedule Of Equity Method Investments [Line Items]
Line of credit facility extending option			3 years
Las Vegas Arena Company, LLC [Member] | Senior credit facility term loan A [Member]
Schedule Of Equity Method Investments [Line Items]
Term loan			$ 120,000
Las Vegas Arena Company, LLC [Member] | Senior credit facility term loan B [Member]
Schedule Of Equity Method Investments [Line Items]
Term loan			$ 80,000
Silver Legacy [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest	50.00%						50.00%			50.00%
Contingent upon regulatory approvals and other customary closing conditions	$ 58,000
Gain from sale of discontinued operations	$ 20,000